Label	Element	Value
Aberdeen Tax-Free Income Fund
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Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Strategies" of the Funds' Statutory prospectus:
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As a fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax. The Fund may invest in specific types of municipal obligations, including tax-exempt zero-coupon securities, auction rate securities and floating- and variable-rate bonds. Up to 20% of the Fund's net assets may be invested in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions. The Adviser's process focuses on credit market, sector, security and yield curve analysis.

Risk [Heading]	rr_RiskHeading	The following is added after the paragraph related to "Tax Risk" in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Risks" of the Fund's Statutory prospectus:
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Valuation Risk – the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.